Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, liquidation preference per share	$ 10.00	$ 10.00	$ 10.00
Preferred stock shares, authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares, issued	3,620,002	3,985,002	4,015,002
Preferred stock shares, outstanding	3,620,002	3,985,002	4,015,002
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares, authorized	400,000,000	400,000,000	400,000,000
Common stock shares, issued	32,272,462	31,279,264	26,413,213
Common stock shares, outstanding	32,272,462	31,279,264	26,413,213